Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)	Jan. 31, 2023	Jul. 31, 2022
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payable derivative and non-derivative	$ 8,513,088	$ 4,567,735
Less: discount on convertible notes payable	(2,504,075)	(119,764)
Total convertible notes payable, net of discount	6,009,013	4,447,971
Less: current portion of convertible notes payable	(6,009,013)	(3,947,971)
Long-term portion of convertible notes payable		500,000
Convertible Notes Payable One [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	165,000	165,000
Convertible Notes Payable Two [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	325,000	275,000
Convertible Notes Payable Three [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	325,000	275,000
Convertible Notes Payables Four [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	90,000	75,000
Convertible Notes Payables Five [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	90,000	75,000
Convertible Notes Payables Six [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	180,000	150,000
Convertible Notes Payables Seven [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	1,250,000	2,250,000
Convertible Notes Payables Eight [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	290,000	230,000
Convertible Notes Payables Nine [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	290,000	230,000
Convertible Notes Payables Ten [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	165,000	119,500
Convertible Notes Payables Eleven [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	75,000
Convertible Notes Payables Twelve [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	165,000
Convertible Notes Payables Thirteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	38,500
Convertible Notes Payable Fourteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	71,500
Convertible Notes Payable fifteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	350,000
Convertible Notes Payable sixteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	1,670,000
Convertible Notes Payables seventeen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	117,647
Convertible Notes Payables Eighteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	176,471
Convertible Notes Payables Nineteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	188,235
Convertible Notes Payable Twenty [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	110,000
Convertible Notes Payable Twenty One [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	660,000
Convertible Notes Payable Twenty Two [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	660,000
Convertible Notes Payable Non-Derivative [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	7,452,353	3,844,500
Convertible Notes Payable Twenty Three [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	435,000	480,000
Convertible Notes Payable Twenty Four [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	142,735	80,235
Convertible Notes Payable Twenty Five [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	208,000	163,000
Convertible Notes Payable Twenty Six [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	275,000
Convertible Notes Payable - Derivative [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	$ 1,060,735	$ 723,235